Related Party Transactions - Sponsor loans administrative services agreement and working capital loans (Details) - USD ($)	2 Months Ended	3 Months Ended	6 Months Ended
	Feb. 29, 2020	Jun. 30, 2020	Jun. 30, 2020
Sponsor Loans
Proceeds from issuance of an unsecured promissory note from sponsor	$ 300,000
Repaid borrowings on promissory note			$ 230,885
promissory note outstanding	$ 0
Administrative Services Agreement
Maximum administrative services expenses per month			$ 15,000
Total administrative services expenses		$ 45,000
Working Capital Loans
Maximum amount of working capital loans		$ 1,500,000
Exercise price of warrants		$ 1.50	$ 1.50
Borrowings under working capital loan		$ 0	$ 0